Restatement Of Previously Issued Audited And Financial Statements - Summary of Consolidated Balance Sheets, Statements Of Operations And Cash Flows (Detail) - USD ($)	3 Months Ended			4 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Aug. 25, 2020	Jun. 03, 2020	Dec. 31, 2018
Balance Sheet (audited)
Total liabilities	$ 38,261,000				$ 83,096,000	$ 83,096,000	$ 100,162,000
Class A Ordinary Shares	16,000				0	0
Additional paid-in capital	482,071,000				133,468,000	133,468,000	2,320,000
Accumulated deficit	(230,332,000)				(209,375,000)	(209,375,000)	(102,595,000)
Total stockholders' equity	251,755,000		$ (118,779,000)		(75,907,000)	(75,907,000)	(100,319,000)			$ (50,236,000)
Statement of Operations (audited)
Loss from operations	(16,302,000)		(12,282,000)			(51,762,000)	(48,363,000)
Change in fair value of warrant liabilities	4,152,000		0			48,440,000	6,000
Total other income	(4,655,000)		(6,411,000)			(54,643,000)	(3,297,000)
Net income (loss)	(20,957,000)		(18,693,000)			$ (106,780,000)	$ (51,661,000)
Basic and diluted net (loss) per share, ordinary shares						$ (5.98)	$ (6.99)
Statement of Cash Flows (audited)
Net income (loss)	(20,957,000)		(18,693,000)			$ (106,780,000)	$ (51,661,000)
Change in fair value of warrant liabilities	$ (4,152,000)		$ 0			(48,440,000)	$ (6,000)
Colonnade Acquisition Corp.
Balance Sheet (audited)
Public warrants derivative liability					35,800,000	35,800,000
Private warrants derivative liability					22,834,000	22,834,000
Total liabilities					67,982,346	67,982,346
Class A ordinary shares subject to possible redemption					128,090,803	128,090,803
Additional paid-in capital					56,511,471	56,511,471
Accumulated deficit					(51,512,690)	(51,512,690)
Total stockholders' equity					5,000,000	5,000,000
Statement of Operations (audited)
Loss from operations					(2,763,620)
Change in fair value of warrant liabilities					48,439,000
Allocated expense for warrant issuance cost					371,124
Total other income					(48,749,070)
Net income (loss)					(51,512,690)
Statement of Cash Flows (audited)
Net income (loss)					(51,512,690)
Issuance costs related to warrant liability					371,124
Change in fair value of warrant liabilities					(48,439,000)
Colonnade Acquisition Corp. | As Previously Reported [Member]
Balance Sheet (audited)
Total liabilities		$ 7,100,100		$ 7,100,100	9,348,246	9,348,246		$ 8,191,331
Class A ordinary shares subject to possible redemption		189,367,849		189,367,849	186,724,794	186,724,794
Class A Ordinary Shares		106		106	133	133		106
Additional paid-in capital		5,058,839		5,058,839	7,701,942	7,701,942		5,004,328
Accumulated deficit		(59,514)		(59,514)	(2,702,566)	(2,702,566)		(5,000)
Total stockholders' equity		5,000,006		5,000,006	5,000,009	5,000,009		5,000,009
Statement of Operations (audited)
Loss from operations		(56,266)		(61,266)	(2,763,620)
Total other income		1,752		1,752	61,054
Net income (loss)		$ (54,514)		$ (59,514)	$ (2,702,566)
Basic and diluted net (loss) per share, ordinary shares		$ (0.01)		$ (0.01)	$ (0.45)
Statement of Cash Flows (audited)
Net income (loss)		$ (54,514)		$ (59,514)	$ (2,702,566)
Colonnade Acquisition Corp. | Revision of Prior Period, Adjustment [Member]
Balance Sheet (audited)
Public warrants derivative liability		5,100,000		5,100,000	35,800,000	35,800,000		6,400,000
Private warrants derivative liability		3,024,141		3,024,141	22,834,000	22,834,000		3,795,000
Total liabilities		8,124,141		8,124,141	58,634,000	58,634,000		10,195,000
Class A ordinary shares subject to possible redemption		(8,124,135)		(8,124,135)	(58,633,991)	(58,633,991)
Class A Ordinary Shares		82		82	586	586		102
Additional paid-in capital		(1,699,823)		(1,699,823)	48,809,529	48,809,529		371,013
Accumulated deficit		1,699,735		1,699,735	(48,810,124)	(48,810,124)		(371,124)
Total stockholders' equity		(6)		(6)	(9)	(9)		(9)
Statement of Operations (audited)
Change in fair value of warrant liabilities		2,070,859		2,070,859	(48,439,000)
Allocated expense for warrant issuance cost		371,124		371,124	371,124
Total other income		1,699,735		1,699,735	(48,810,124)
Net income (loss)		$ 1,699,735		1,699,735	$ (48,810,124)
Basic and diluted net (loss) per share, ordinary shares		$ (2.86)			$ (13.07)
Statement of Cash Flows (audited)
Net income (loss)		$ 1,699,735		1,699,735	$ (48,810,124)
Issuance costs related to warrant liability		371,124		371,124	371,124
Change in fair value of warrant liabilities		(2,070,859)		(2,070,859)	48,439,000
Colonnade Acquisition Corp. | As Restated [Member]
Balance Sheet (audited)
Public warrants derivative liability		5,100,000		5,100,000	35,800,000	35,800,000		6,400,000
Private warrants derivative liability		3,024,141		3,024,141	22,834,000	22,834,000		3,795,000
Total liabilities		15,224,241		15,224,241	67,982,246	67,982,246		18,386,331
Class A ordinary shares subject to possible redemption		181,243,714		181,243,714	128,090,803	128,090,803
Class A Ordinary Shares		188		188	719	719		208
Additional paid-in capital		3,359,016		3,359,016	56,511,471	56,511,471		5,375,341
Accumulated deficit		1,640,221		1,640,221	(51,512,690)	(51,512,690)		(376,124)
Total stockholders' equity		5,000,000		5,000,000	5,000,000	$ 5,000,000		$ 5,000,000
Statement of Operations (audited)
Loss from operations		(56,266)		(61,266)	(2,763,620)
Change in fair value of warrant liabilities		2,070,859		2,070,859	(48,439,000)
Allocated expense for warrant issuance cost		371,124		371,124	371,124
Total other income		1,701,487		1,701,487	(48,749,070)
Net income (loss)		$ 1,645,221		$ 1,640,221	$ (51,512,690)
Basic and diluted net (loss) per share, ordinary shares		$ (2.87)		$ (3.68)	$ (13.52)
Statement of Cash Flows (audited)
Net income (loss)		$ 1,645,221		$ 1,640,221	$ (51,512,690)
Issuance costs related to warrant liability		371,124		371,124	371,124
Change in fair value of warrant liabilities		$ (2,070,859)		$ (2,070,859)	$ 48,439,000